INVESTMENTS, DEBT AND DERIVATIVES - Significant changes in financial assets and financial liabilities (Details) $ / mHz in Millions, ₽ in Billions		1 Months Ended				3 Months Ended		6 Months Ended
	Jul. 22, 2019 USD ($) $ / mHz mHz	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) numberOfFacility	Apr. 30, 2020 USD ($)	Mar. 31, 2020 RUB (₽) numberOfDrawdown	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 RUB (₽)	Jun. 30, 2020 USD ($)	May 18, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets										$ 557,000,000					$ 433,000,000
RUB100bn bilateral facility
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities | ₽									₽ 100.0
Number of facilities | numberOfFacility			3
Borrowings | ₽									87.5
RUB17.5bn Alfa bank facility
Disclosure of detailed information about financial instruments [line items]
Borrowings | ₽					₽ 17.5
RUB30bn Alfa bank facility
Disclosure of detailed information about financial instruments [line items]
Borrowings					₽ 30.0							$ 165,000,000
Minimum | RUB100bn bilateral facility
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity			two
Maximum | RUB100bn bilateral facility
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity			four
VEON Holdings B.V. | RUB100bn bilateral facility
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities									100.0	1,450,000,000
Borrowings									87.5	1,281,000,000
VEON Holdings B.V. | MTN unsecured notes
Disclosure of detailed information about financial instruments [line items]
Bonds issued									₽ 20.0	288,000,000
VEON Holdings B.V. | USD600M term facility
Disclosure of detailed information about financial instruments [line items]
Borrowings												$ 600,000,000
Number of drawdowns | numberOfDrawdown					2
Repayments of non-current borrowings		$ 500,000,000	$ 100,000,000
VEON Holdings B.V. | Senior unsecured notes 4percent
Disclosure of detailed information about financial instruments [line items]
Bonds issued														$ 300,000,000		$ 700,000,000
Borrowings, interest rate																4.00%
VEON Holdings B.V. | Maximum | MTN unsecured notes
Disclosure of detailed information about financial instruments [line items]
Bonds issued				$ 6,500,000,000
Banglalink | USD300M syndicated term facility
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 300,000,000
Extension option				2 years
Borrowing costs incurred				$ 0
Global Telecom Holding | Bonds at 6.25 percent
Disclosure of detailed information about financial instruments [line items]
Borrowings													$ 500,000,000
Borrowings, interest rate													6.25%
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets										$ 475,000,000					$ 388,000,000
Pakistan Telecommunication Authority license renewal
Disclosure of detailed information about financial instruments [line items]
License renewal cost	$ 450,000,000
License renewal tax percentage	10.00%
Pakistan Telecommunication Authority license renewal | Security deposits and cash collateral | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets											$ 57,000,000						$ 225,000,000
900 MHz Spectrum | Pakistan Telecommunication Authority license renewal
Disclosure of detailed information about financial instruments [line items]
License renewal cost per spectrum block (USD per MHz) | $ / mHz	39.5
Frequency bands | mHz	900
1800 MHz Spectrum | Pakistan Telecommunication Authority license renewal
Disclosure of detailed information about financial instruments [line items]
License renewal cost per spectrum block (USD per MHz) | $ / mHz	29.5
Frequency bands | mHz	1,800
Foreign currency translation
Disclosure of detailed information about financial instruments [line items]
Gains (losses) incl in foreign currency translation reserve						$ 146,000,000	$ 275,000,000	$ 129,000,000